NET LOSS PER SHARE	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Earnings Per Share [Text Block]

NOTE 9.  NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.  Accordingly, the number of weighted average shares outstanding for basic and fully diluted net loss per share are the same.

NOTE 12.  NET LOSS PER SHARE

Basic net loss per share is computed by dividing net loss by the weighted-average number of common shares outstanding during the reporting period.  Diluted net loss per share is computed similarly to basic loss per share, except that it includes the potential dilution that could occur if dilutive securities are exercised.

The following table presents a reconciliation of the denominators used in the computation of net loss per share – basic and diluted:

	Year ended December 31,
	2015	2014
Net loss	$(8,786,277)	$(6,930,139)
Weighted average outstanding shares of common stock	14,017,095	13,462,396
Dilutive effect of stock options and warrants	--	--
Common stock and equivalents	14,017,095	13,462,396

Net loss per share – Basic and diluted	$(0.63)	$(0.51)

Outstanding stock options and common stock warrants are considered anti-dilutive because we are in a net loss position.  The following summarizes equity instruments that may, in the future, have a dilutive effect on earnings per share:

	December 31,
	2015	2014
Common stock upon conversion of debt	31,661	330,000
Stock options	2,509,000	--
Warrants	1,822,700	3,165,700
Stock payable	630,000	350,000
	4,993,361	3,845,700